Provision for reclamation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Other operating expenses	$ 16,661	$ 12,759
Contingent liability for decommissioning, restoration and rehabilitation costs
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 196,700	$ 165,700
Discontinued operations | Thompson Creek Mine and Endako
Statement Line Items [Line Items]
Risk-free interest rate used in discounting reclamation provision		1.90%
Discontinued operations | Minimum | Thompson Creek Mine and Endako
Statement Line Items [Line Items]
Risk-free interest rate used in discounting reclamation provision	3.30%
Discontinued operations | Maximum | Thompson Creek Mine and Endako
Statement Line Items [Line Items]
Risk-free interest rate used in discounting reclamation provision	4.00%
Discontinued operations | Thompson Creek Mine and Endako
Statement Line Items [Line Items]
Other operating expenses	$ (94,000)	$ 23,300